Discontinued Operations (Details) - Schedule of assets and liabilities related to these CMI discontinued operations - CMI Transaction [Member] - USD ($)	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Assets
Accounts receivable, net	$ 38,188	$ 66,043	$ 113,599
Prepaid expenses	11,696	7,601
Inventory, net	1,311,197	791,868	768,633
Property and equipment, net	2,995,332	2,714,771	2,152,626
Intangible assets, net	2,481,128	2,481,128	2,869,247
Security deposits	11,522	11,522
Right of use asset, net	464,735	794,907	1,243,732
Total current assets held for sale	7,313,798	6,867,840	11,838,547
Total assets held for sale	7,313,798	6,867,840	11,838,547
Liabilities
Accounts payable and accrued expenses	252,882	211,463	337,386
Taxes payable	16,331	22,645	24,865
Notes payable, related parties		458,599	307,450
Right of use liability	407,871	771,578	1,243,732
Total liabilities held for sale	677,084	1,464,285	1,913,433
Net assets	$ 6,636,714	$ 5,403,555	$ 9,925,114